SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based payments (Details)	12 Months Ended
Dec. 31, 2017 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of trading sessions	20